Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Non-Current Liabilities
Other Non-Current Liabilities

14. Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2019	2020
Deferred revenue	295,915	677,824
Warranty liabilities	291,843	655,500
Deferred government grants	340,667	326,373
Non-current finance lease liabilities	88,790	55,107
Deferred construction allowance	72,762	49,484
Others	61,836	85,618
Total	1,151,813	1,849,906

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities, which is amortized using the straight-line method as a deduction of the amortization expense of the land use right over its remaining estimated useful life.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.